RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amounts due from related parties current:
Amounts due from related parties current	¥ 167,967	$ 26,358,000	¥ 75,519
Amounts due from related parties non-current:
Amounts due from related parties non current			20,562
Amounts due to related parties current:
Amount due to a related party	8,772	1,377,000	51,007
Amounts due from related parties non-current:
Amounts due to related parties non current			747,746
Shihua DC Investment Management Limited ("Shihua Investment Management")
Amounts due from related parties current:
Amounts due from related parties current	11,121	1,745,000	9,800
Apurimac Partners Limited
Amounts due to related parties current:
Amount due to a related party	765	120,000	783
Other Related Party Transactions
Amounts due from related parties current:
Amounts due from related parties current	1,267	200,000	1,146
Amounts due from related parties non-current:
Amounts due from related parties non current			1,286
Amounts due to related parties current:
Amount due to a related party	566	89,000	387
Shanghai Puping
Amounts due from related parties current:
Amounts due from related parties current	138,142	21,677,000	62,531
Beijing Chengyishidai Network Technology Company Limited
Amounts due to related parties current:
Amount due to a related party	6,870	1,078,000	189
SZ Century
Amounts due from related parties current:
Amounts due from related parties current	16,996	2,667,000
Amounts due to related parties current:
Amount due to a related party	571	90,000
Ziguang Financial Leasing Co Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current			6,289
Amounts due to related parties current:
Amount due to a related party			31,681
Amounts due from related parties non-current:
Amounts due to related parties non current			22,247
Beijing Tuspark Harmonious Investment Development Co Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current			11,863
Amounts due to related parties current:
Amount due to a related party			13,557
Amounts due from related parties non-current:
Amounts due to related parties non current			715,992
Ziguang Financial Leasing Co., Ltd
Amounts due from related parties current:
Amounts due from related parties current			2,042
Beijing Qidi Yefeng Investment Co., Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current			1,124
Amounts due to related parties current:
Amount due to a related party			4,410
Amounts due from related parties non-current:
Amounts due to related parties non current			¥ 9,507
BJ New Internet Co., Ltd
Amounts due from related parties current:
Amounts due from related parties current	¥ 441	$ 69,000